Shareholders' equity - Stock-based payments - Exercise price (Details)	Dec. 31, 2018 USD ($) EquityInstruments Y	Dec. 31, 2017 EquityInstruments	Dec. 31, 2017 USD ($)	Dec. 31, 2016 EquityInstruments
Shareholders' equity
Options outstanding	1,015,409	955,603	955,603	1,304,328
Options exercisable	710,064	617,539
Weighted average life | Y	7.00
C$31.39
Shareholders' equity
Exercise price | $	$ 31.39
Options outstanding	10,000
Options exercisable	10,000
Weighted average life | Y	1.39
C$31.45
Shareholders' equity
Exercise price | $	$ 31.45
Options outstanding	38,000
Options exercisable	38,000
Weighted average life | Y	1.71
C$33.12
Shareholders' equity
Exercise price | $	$ 33.12
Options outstanding	1,500
Options exercisable	1,500
Weighted average life | Y	1.90
C$33.20
Shareholders' equity
Exercise price | $	$ 33.20
Options outstanding	1,000
Options exercisable	1,000
Weighted average life | Y	1.98
C$40.87
Shareholders' equity
Exercise price | $	$ 40.87
Options outstanding	52,786
Options exercisable	52,786
Weighted average life | Y	4.94
C$42.43
Shareholders' equity
Exercise price | $	$ 42.43
Options outstanding	3,000
Options exercisable	3,000
Weighted average life | Y	3.25
C$42.67
Shareholders' equity
Exercise price | $	$ 42.67
Options outstanding	2,500
Options exercisable	2,500
Weighted average life | Y	2.92
C$46.17
Shareholders' equity
Exercise price | $	$ 46.17
Options outstanding	100,000
Options exercisable	100,000
Weighted average life | Y	4.63
C$55.58
Shareholders' equity
Exercise price | $	$ 55.58
Options outstanding	27,397
Options exercisable	27,397
Weighted average life | Y	3.95
C$58.67
Shareholders' equity
Exercise price | $	$ 58.67
Options outstanding	65,000
Options exercisable	65,000
Weighted average life | Y	6.64
C$59.52
Shareholders' equity
Exercise price | $	$ 59.52
Options outstanding	113,914
Options exercisable	113,914
Weighted average life | Y	5.95
C$65.76
Shareholders' equity
Exercise price | $	$ 65.76
Options outstanding	91,635
Options exercisable	91,635
Weighted average life | Y	6.95
C$75.45
Shareholders' equity
Exercise price | $	$ 75.45
Options outstanding	257,064
Options exercisable	170,736
Weighted average life | Y	7.95
C$88.76
Shareholders' equity
Exercise price | $	$ 88.76
Options outstanding	47,732
Weighted average life | Y	9.64
C$94.57
Shareholders' equity
Exercise price | $	$ 94.57
Options outstanding	106,092
Weighted average life | Y	9.95
C$100.10
Shareholders' equity
Exercise price | $	$ 100.10
Options outstanding	97,789
Options exercisable	32,596
Weighted average life | Y	8.94